FINANCIAL RISK MANAGEMENT - Maximum Exposure Credit Risk (Details) - Credit risk - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	$ 3,677	$ 1,821
Cash and equivalents
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	3,314	1,571
Accounts receivable
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	363	248
Derivatives
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	$ 0	$ 2